EMPLOYEE BENEFIT PLANS - Accumulated Benefit Obligations In Excess of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Projected benefit obligation	$ 279,260	$ 274,467
Accumulated benefit obligation	257,869	257,434
Fair value of plan assets	$ 143,863	$ 149,246